Pay vs Performance Disclosure	4 Months Ended	12 Months Ended					58 Months Ended
	Mar. 13, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEOs(1)		Compensation Actually Paid to PEOs(4)		Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investments Based on:		GAAP Net Income ($000s)(9) ($)	Tangible Economic Return(10) (%)
	D. Finkelstein(2) ($)	G. Votek(3) ($)	D. Finkelstein(2) ($)	G. Votek(3) ($)			TSR(7) ($)	Peer Group TSR(8) ($)
2024(11)	17,825,542	0	21,381,925	0	5,833,893	6,788,368	93.67	71.02	1,011,768	11.9
2023	15,327,300	0	16,790,236	0	4,936,439	5,299,208	86.79	66.78	(1,638,457)	6.1
2022	14,323,682	0	11,087,169	0	5,420,097	4,916,762	82.75	57.06	1,726,420	(23.7)
2021	9,138,764	0	9,511,494	0	3,882,162	4,027,576	105.00	79.47	2,396,280	0.1
2020	12,703,778	2,070,906	16,250,879	1,761,597	3,835,068	3,994,675	102.43	68.45	(889,772)	1.6

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Finkelstein for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
Mr. Finkelstein has served as our CEO since March 2020.

(3)
Mr. Votek served as our Interim CEO until March 2020.

(4)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Finkelstein and Votek, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Finkelstein and Votek during the applicable year. The Company does not sponsor any defined benefit or pension plans, so pension benefit adjustments have not been reflected. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Finkelstein’s total compensation in the most recent fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Adjusted Equity Value(b) ($)	Compensation Actually Paid ($)
2024	17,825,542	(8,328,092)	11,884,475	21,381,925

(a)
The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The adjusted equity value for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values for the equity values set forth in the table below did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the adjusted equity value are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	8,605,410	(4,923,186)	0	5,844,494	0	2,357,756	11,884,475

(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs, which include the Company’s NEOs as a group (excluding Messrs. Finkelstein and Votek), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs in each applicable year are as follows:

(i)
for 2024 and 2023, Serena Wolfe, Steven F. Campbell and Anthony C. Green;

(ii)
for 2022, Serena Wolfe, Steven F. Campbell, Anthony C. Green, Ilker Ertas and Timothy P. Coffey; and

(iii)
for 2021 and 2020, Serena Wolfe, Anthony C. Green, Ilker Ertas and Timothy P. Coffey.

(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.

The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the most recent fiscal year to determine the compensation actually paid, using the same methodology described in footnote 4 above:
Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Other NEOs ($)
2024	5,833,893	(2,374,493)	3,328,968	6,788,368

(a)
The amounts deducted or added in calculating the total average adjusted equity value for the most recent fiscal year are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	2,453,615	(1,055,949)	0	1,269,344	0	661,958	3,328,968

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
The amount shown as the TSR reflects what year-end cumulative value of $100 would be, including reinvestment of dividends until the last day of each reported fiscal year, for the measure periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Performance Peer Group, which for purposes of this table reflects the Company’s industry sector and is the same as the Company’s peer group disclosed in the Stock Performance Graph in the Annual Report on Form 10-K Part II Item 5 for the year ended December 31, 2024.

(9)
The dollar amounts reported represent the amount of GAAP net income reflected in the Company’s audited financial statements for the applicable year.

(10)
“Tangible Economic Return” or “Absolute Tangible Economic Return” means the Company’s change in tangible book value (calculated by summing common stock, additional paid-in capital, accumulated other comprehensive income (loss) and accumulated deficit less intangible assets) plus common dividends declared divided by the prior period’s tangible book value. For comparison, the Company’s Tangible Economic Return (Loss) for each of 2024, 2023, 2022, 2021 and 2020 was 11.9% 6.1%, (23.7%), 0.1% and 1.6%, respectively. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Tangible Economic Return is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

(11)
Refer to the “Compensation Discussion and Analysis — Total Direct Compensation Table” for the total direct compensation paid or awarded to each NEO for 2024, including compensation for 2024 performance that was paid or awarded by the Company in early 2025, which the MDC Committee believes best aligns with how it views executive compensation for a given performance year.

Company Selected Measure Name		Tangible Economic Return
Named Executive Officers, Footnote	(3) Mr. Votek served as our Interim CEO until March 2020.
(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs, which include the Company’s NEOs as a group (excluding Messrs. Finkelstein and Votek), in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs in each applicable year are as follows:

(i)
for 2024 and 2023, Serena Wolfe, Steven F. Campbell and Anthony C. Green;

(ii)
for 2022, Serena Wolfe, Steven F. Campbell, Anthony C. Green, Ilker Ertas and Timothy P. Coffey; and

(iii)
for 2021 and 2020, Serena Wolfe, Anthony C. Green, Ilker Ertas and Timothy P. Coffey.
							(2) Mr. Finkelstein has served as our CEO since March 2020.
Peer Group Issuers, Footnote
(8)
The amount shown as the TSR reflects what year-end cumulative value of $100 would be, including reinvestment of dividends until the last day of each reported fiscal year, for the measure periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Performance Peer Group, which for purposes of this table reflects the Company’s industry sector and is the same as the Company’s peer group disclosed in the Stock Performance Graph in the Annual Report on Form 10-K Part II Item 5 for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(4)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Finkelstein and Votek, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Finkelstein and Votek during the applicable year. The Company does not sponsor any defined benefit or pension plans, so pension benefit adjustments have not been reflected. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Finkelstein’s total compensation in the most recent fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards(a) ($)	Adjusted Equity Value(b) ($)	Compensation Actually Paid ($)
2024	17,825,542	(8,328,092)	11,884,475	21,381,925

(a)
The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The adjusted equity value for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)
the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)
for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)
for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values for the equity values set forth in the table below did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the adjusted equity value are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	8,605,410	(4,923,186)	0	5,844,494	0	2,357,756	11,884,475

Non-PEO NEO Average Total Compensation Amount		$ 5,833,893	$ 4,936,439	$ 5,420,097	$ 3,882,162	$ 3,835,068
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,788,368	5,299,208	4,916,762	4,027,576	3,994,675
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K.

The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the most recent fiscal year to determine the compensation actually paid, using the same methodology described in footnote 4 above:
Year	Average Reported Summary Compensation Table Total for Other NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Other NEOs ($)
2024	5,833,893	(2,374,493)	3,328,968	6,788,368
(a)
The amounts deducted or added in calculating the total average adjusted equity value for the most recent fiscal year are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	2,453,615	(1,055,949)	0	1,269,344	0	661,958	3,328,968

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID AND CUMULATIVE TSR
The graph below presents the relationship between the amount of compensation actually paid (“CAP”) to our PEO and the average amount of CAP to the Non-PEO NEOs with our cumulative TSR over the last five fiscal years. In 2020, we had two PEOs, Mr. Finkelstein and Mr. Votek. As described in the CD&A, we utilize a TSR governor in our PSU design, which limits payout opportunity if TSR for the performance period is negative.

Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID AND GAAP NET INCOME
The graph below presents the relationship between the amount of CAP to our PEO and the average amount of CAP to the Non-PEO NEOs with our GAAP net income for the last five fiscal years. In 2020, we had two PEOs, Mr. Finkelstein and Mr. Votek. While we do not use GAAP net income as a performance measure in the overall executive compensation program, we use a non-GAAP adjusted earnings-linked measure (Average EAD Return on Equity) to determine 50% of PSU award payouts. For a reconciliation of EAD to GAAP net income, please refer to the Appendix.

Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID AND TANGIBLE ECONOMIC RETURN
The graph below presents the relationship between the amount of CAP to our PEO and the average amount of CAP to the Non-PEO NEOs, with our Tangible Economic Return for the last five fiscal years. In 2020, we had two PEOs, Mr. Finkelstein and Mr. Votek. As described in the CD&A, we utilize Relative Tangible Economic Return for the respective performance period to determine 37.5% of annual incentive amounts for 2024 and 2023 (and 30% for 2022, 2021 and 2020) and 50% of PSU award payouts. The Company uses multiple financial metrics for its annual incentive awards and PSU awards but has selected Tangible Economic Return as the financial performance measure that represents the most important performance measure (otherwise not required to be disclosed in the table above) used by the Company to link CAP to the NEOs for 2024 to Company performance.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN COMPANY TSR AND PEER GROUP TSR
The graph below presents the relationship of our cumulative TSR to that of our Performance Peer Group for the last five fiscal years. The cumulative total return of the Performance Peer Group was weighted according to the respective issuer’s stock market capitalization at the beginning of the performance period. For a graph and table comparing the yearly percentage change in the Company’s cumulative TSR to that of the Performance Peer Group for the five-year period ended December 31, 2024, please refer to the Share Performance Graph included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis above, our executive compensation program reflects a variable pay-for-performance philosophy. The MDC Committee believes that the metrics utilized for our incentive awards represent key measures of the Company’s financial performance and support sustained value creation for stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
▪ Tangible Economic Return
▪ Total Stockholder Return
▪ OpEx to Equity
▪ Average EAD Return on Equity

Total Shareholder Return Amount		$ 93.67	86.79	82.75	105	102.43
Peer Group Total Shareholder Return Amount		71.02	66.78	57.06	79.47	68.45
Net Income (Loss)		$ 1,011,768,000	$ (1,638,457,000)	$ 1,726,420,000	$ 2,396,280,000	$ (889,772,000)
Company Selected Measure Amount		11.9	6.1	(23.7)	0.1	1.6
PEO Name		Mr. Finkelstein
Measure:: 1
Pay vs Performance Disclosure
Name		Tangible Economic Return
Non-GAAP Measure Description
“Tangible Economic Return” or “Absolute Tangible Economic Return” means the Company’s change in tangible book value (calculated by summing common stock, additional paid-in capital, accumulated other comprehensive income (loss) and accumulated deficit less intangible assets) plus common dividends declared divided by the prior period’s tangible book value. For comparison, the Company’s Tangible Economic Return (Loss) for each of 2024, 2023, 2022, 2021 and 2020 was 11.9% 6.1%, (23.7%), 0.1% and 1.6%, respectively. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Tangible Economic Return is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name		Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		OpEx to Equity
Measure:: 4
Pay vs Performance Disclosure
Name		Average EAD Return on Equity
Mr. Finkelstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 17,825,542	$ 15,327,300	$ 14,323,682	$ 9,138,764	$ 12,703,778
PEO Actually Paid Compensation Amount		21,381,925	16,790,236	11,087,169	9,511,494	16,250,879
Mr. Votek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	0	0	2,070,906
PEO Actually Paid Compensation Amount		0	$ 0	$ 0	$ 0	$ 1,761,597
PEO | Mr. Finkelstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,328,092)
PEO | Mr. Finkelstein [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,884,475
PEO | Mr. Finkelstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,605,410
PEO | Mr. Finkelstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,923,186)
PEO | Mr. Finkelstein [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Finkelstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,844,494
PEO | Mr. Finkelstein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Finkelstein [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,357,756
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,374,493)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,328,968
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,453,615
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,055,949)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,269,344
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 661,958